Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
10.	Leases
As of December 31, 2020, the Company recognized net operating lease ROU assets of RMB32,534 (US$4,986) and total lease liabilities of RMB32,330 (US$4,955), comprised of current portion of RMB17,707 (US$2,714) reported in short-term lease liabilities and non-current portion of RMB14,623 (US$2,241) reported in long-term lease liabilities. The total lease cost for the year ended December 31, 2020 was RMB32,429 (US$4,970), comprised of operating lease expenses and short-term lease expenses of RMB4,805 (US$736) and RMB27,624 (US$4,234), respectively. The weighted-average remaining lease term and weighted average incremental borrowing rate as of December 31, 2020 was 1.85 years and 7.30%, respectively.
The undiscounted future minimum payments under the Company’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	2020	2020
	RMB	US$
2021	19,649	3,011
2022	15,496	2,375
2023	116	18
2024 and after	25	4

Total undiscounted cashflows	35,286	5,408
Less: imputed interest	(2,956)	(453)

Present value of lease liabilities	32,330	4,955

As of December 31, 2020, future minimum payment under non-cancellable short-term leases was RMB18,062 (US$2,768).

Other supplemental information related to leases is summarized below:

	For the year ended ended December 31,
	2020	2020
	RMB	US$
Operating cash flows used in operating leases	5,402	828
ROU assets obtained in exchange for new operating lease liabilities	34,906	5,350
The Company recognized impairment loss on the ROU assets of RMB826 (US$127) during the year ended December 31, 2020.